VALUE OF IN-FORCE BUSINESS - Schedule of Value of In-Force Insurance and Participating Investment Contracts (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Insurance and Participating Investment Contracts [Line Items]
At 1 January	£ 45,040
Movements in the year:
At 31 December	42,975	£ 45,040
Life and annuity insurance product line | Participating life insurance policy
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Insurance and Participating Investment Contracts [Line Items]
At 1 January	5,317	5,396
Exchange and other adjustments	7	(9)
Movements in the year:
Movements in the year	(80)	(70)
At 31 December	5,244	5,317
Life and annuity insurance product line | New business | Participating life insurance policy
Movements in the year:
Movements in the year	416	321
Life and annuity insurance product line | Expected return | Participating life insurance policy
Movements in the year:
Movements in the year	(360)	(355)
Life and annuity insurance product line | Experience variances | Participating life insurance policy
Movements in the year:
Movements in the year	18	84
Life and annuity insurance product line | Assumption changes | Participating life insurance policy
Movements in the year:
Movements in the year	247	(465)
Life and annuity insurance product line | Economic variance | Participating life insurance policy
Movements in the year:
Movements in the year	£ (401)	£ 345